Cash and cash equivalents (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Cash and Cash Equivalents [Line Items]
Other cash payment to acquire interests in joint ventures	$ (36,465,915)	$ (5,791,718)	$ (19,287,372)
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control	(438,105)	(12,207,458)	(86,912)
Cash flow used to obtain control of subsidiaries or other business	$ 0	$ 0	$ (1,028,076)